NOTE RECEIVABLE AND CONVERTIBLE NOTE PAYABLE	12 Months Ended
Dec. 31, 2010
NOTE RECEIVABLE AND CONVERTIBLE NOTE PAYABLE
NOTE 5 – NOTE RECEIVABLE AND CONVERTIBLE NOTE PAYABLE

On September 9, 2008, the Company entered into a 0% Secured Convertible Promissory Note Agreement with John Thomas Bridge and Opportunity Fund, L.P. (hereafter, “John Thomas B.O.F.”). Under the terms of the Promissory Note Agreement, the Company borrowed the principal amount of $500,000 ($338,838 net of fees), which was to be repaid in full on or before December 8, 2009, unless the Promissory Note was converted or redeemed before such date. The Promissory Note was secured by all of the assets of Diamond Sports & Entertainment, Inc. (“Diamond Sports”) and its affiliate, Diamond Concessions, LLC. This security interest was subordinated to that of a certain bank providing a pre-existing credit facility to Diamond Sports. Three of the principal officer/director stockholders of Diamond Sports pledged all of their shares of capital stock of Diamond Sports to John Thomas B.O.F. as security for the Company’s obligations under the Promissory Note.

On September 9, 2008, the Company also entered into a Securities Purchase Agreement (“SPA”) with Diamond Sports. Under the terms of the SPA, the Company provided net proceeds of $338,838 in bridge financing to Diamond Sports (“Bridge Financing”) in connection with a contemplated merger between the Company and Diamond Sports (the “Merger”), and to assist Diamond Sports in meeting its working capital requirements. The Bridge Financing is evidenced by an Unsecured Bridge Loan Promissory Note (“Bridge Note”) in the amount of $500,000 from Diamond Sports to the Company.

On February 3, 2010, as a result of the abandonment of the Company’s planned merger with Diamond Sports, the Company and John Thomas B.O.F. entered into a settlement agreement whereby the Bridge Note was assigned by the Company to John Thomas B.O.F. in full satisfaction of the Promissory Note and the extinguishment of all obligations thereunder, including the Company’s contingent obligation to issue Bridge Shares and Bridge Warrants to John Thomas B.O.F. upon the closing of a merger. The Company has no further obligations to John Thomas B.O.F.